Employee benefits (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Present Value of Obligation and Fair Value of Plan Assets

Amount recognised in the consolidated statements of financial position consists of:

	As at March 31, 2016 (₹ Million)	As at March 31, 2017 (₹ Million)	As at March 31, 2018 (₹ Million)	As at March 31, 2018 (US dollars in million)
Fair value of plan assets	2,899	3,215	3,391	52
Present value of defined benefit obligations	(4,517)	(4,495)	(5,464)	(84)

Net liability arising from defined benefit obligation	(1,618)	(1,280)	(2,073)	(32)

Summary of Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligation

Principal actuarial assumptions used to determine the present value of the defined benefit obligation are as follows:

	Year ended March 31, 2016	Year ended March 31, 2017	Year ended March 31, 2018
Discount rate	8%	7.7%	7.7%
Expected rate of increase in compensation level of covered employees	5% to 10%	3% to 15%	2% to 15%

Summary of Defined Benefit Scheme Amounts Recognised in Consolidated Statement of Profit or Loss

Amounts recognised in consolidated statement of profit or loss in respect of defined benefit schemes are as follows:

	Year ended March 31, 2016 (₹Million)	Year ended March 31, 2017 (₹Million)	Year ended March 31, 2018 (₹Million)	Year ended March 31, 2018 (US dollars in million)
Current service cost	279	277	331	5
Past service cost	—	—	820	13
Net Interest cost	158	99	98	1

Total charge to consolidated statements of profit or loss	437	376	1,249	19

Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income

Amounts recognised in the consolidated statement of comprehensive income in respect of defined benefit scheme are as follows:

	Year ended March 31, 2016 (₹Million)	Year ended March 31, 2017 (₹Million)	Year ended March 31, 2018 (₹Million)	Year ended March 31, 2018 (US dollars in million)
Remeasurements of the net defined benefit obligation:-
Actuarial losses arising from changes in demographic assumptions	—	2	—	—
Actuarial (gains) / losses arising from changes in financial assumptions	(28)	(6)	15	0
Actuarial losses/ (gains) arising from experience adjustments	207	50	(58)	(1)
(Gain) / Loss on Plan assets (excluding amounts included in net interest cost)	(15)	2	12	0

Remeasurement of the net defined benefit liability	164	48	(31)	(1)

Summary of Movement Of Present Value of Defined Benefit Obligation

The movement of the present value of defined benefit obligation is as follows:

	Year ended March 31, 2016 (₹ in Million)	Year ended March 31, 2017 (₹ in Million)	Year ended March 31, 2018 (₹ in Million)	Year ended March 31, 2018 (US dollars in million)

At 1 April	(4,987)	(4,517)	(4,495)	(69)
Reclassification to post retirement medical benefits	—	232	—	—
-Current service cost	(279)	(277)	(331)	(5)
-Past service cost	—	—	(820)	(13)
Benefits paid	1,298	451	481	9
Interest cost of scheme liabilities	(370)	(338)	(342)	(5)
Actuarial (losses) arising from changes in demographic assumptions	—	(2)	—	—
Actuarial gains / (losses) arising from changes in financial assumptions	28	6	(15)	(0)
Actuarial (losses)/ gains arising from experience adjustment	(207)	(50)	58	1
At March 31,	(4,517)	(4,495)	(5,464)	(82)

Summary of Movement in Fair Value of Plan Assets

The movement in the fair value of plan assets was as follows:

	Year ended March 31, 2016 (₹ in Million)	Year ended March 31, 2017 (₹ in Million)	Year ended March 31, 2018 (₹ in Million)	Year ended March 31, 2018 (US dollars in million)
At 1 April	2,824	2,899	3,215	49
Contributions received	677	455	320	5
Benefits paid	(829)	(376)	(376)	(6)
Remeasurement gain / (loss) arising from return on plan assets	15	(2)	(12)	(1)
Interest income	212	239	244	4
At March 31,	2,899	3,215	3,391	51

Summary of Sensitivity Analysis for Significant Actuarial Assumptions

Below is the sensitivity analysis determined for significant actuarial assumptions for the determination of defined benefit obligations and based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period while holding all other assumptions constant.

	Increase / (Decrease) in defined benefit obligation		Increase / (Decrease) in defined benefit obligation
	Year ended March 31, 2017 (₹ in million)	Year ended March 31, 2018 (₹ in million)	Year ended March 31, 2018 (US dollars in million)
Discount rate

Increase by 0.50%	(155)	(166)	(3)
Decrease by 0.50%	161	170	3
Expected rate of increase in compensation level of covered employees
Increase by 0.50%	141	151	2
Decrease by 0.50%	(142)	(145)	(2)

BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Summary of Present Value of Obligation and Fair Value of Plan Assets

The present value of obligation and the fair value of plan assets of the trust are summarized below.

	As at March 31, 2016 (₹ Million)	As at March 31, 2017 (₹ Million)	As at March 31, 2018 (₹ Million)	As at March 31, 2018 (US dollars in million)
Fair value of plan assets of trusts	11,846	13,336	15,139	233
Present value of defined benefit obligations	(11,628)	(13,110)	(14,691)	226

Net liability arising from defined benefit obligation	Nil	Nil	Nil	Nil

Summary of Asset Allocation of Plan Assets

% allocation of Plan assets of the trust

	As at March 31, 2016	As at March 31, 2017	As at March 31, 2018
Assets by category
Government Securities	85.90	77.17	71.10
Debentures/Bonds	13.75	22.59	28.04
Fixed Deposits	0.35	0.24	0.24
Equity	—	—	0.62